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                                 FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-02120

Security Income Fund
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  (Exact name of registrant as specified in charter)

One Security Benefit Place, Topeka, KS 66636
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  (Address of principal executive offices)

Michael G. Odlum, President, Security Management Company, LLC.,
One Security Benefit Place, Topeka, KS 66636
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (785) 438-3000

Date of reporting period: 7/1/2003 - 6/30/2004

Item 1. Proxy Voting Record - The Fund held no voting securities during the period covered by this report. No records are attached.

Security Capital Preservation Series is organized as a "feeder fund." It invests all of its assets in a "master portfolio," the PreservationPlus Income Portfolio. Please refer to the N-PX filed for the master, PreservationPlus Income Portfolio filed on August 27, 2004, file#811-07774 and CIK#0000906619.

SIGNATURES:
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Security Income Fund
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       (Registrant)


By  /s/ Michael G Odlum, President
       (Signature & Title)


Date August 27, 2004
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